Other Operating Results, Net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Other operating results net [abstract]
Canon	$ 81,773	$ 37,664	$ 33,009
Interest generated by operating credits	60,792	78,176	10,846
Management fees	13,938	18,731	10,448
Expenses for sale of investment properties			(1,965)
(Loss) / gain resulting from disposals of property plant and equipment	(2,732)	(1,639)	195,722
Loss from sale of subsidiaries, associates and joint ventures	(7,723)	(171,689)
Others		(38,594)	(8,901)
Donations	(66,244)	(128,844)	(68,509)
Lawsuits (Note 20)	(52,298)	(65,199)	(63,249)
Loos for impaired trading properties		(45,804)
Impaired goodwill (Note 12)		(184,393)	(184,393)
Total other operating results, net	$ 27,506	$ (501,591)	$ 107,401